Borrowings (Details)						1 Months Ended															3 Months Ended			12 Months Ended
	Nov. 04, 2022 USD ($)	Nov. 03, 2022 USD ($)	May 13, 2022 USD ($)	Jul. 02, 2021 USD ($)	Apr. 02, 2021 USD ($)	Nov. 30, 2024 EUR (€)	May 23, 2023 EUR (€)	Apr. 30, 2022 USD ($)	Apr. 30, 2022 EUR (€)	Apr. 29, 2022 USD ($) $ / shares	Jul. 31, 2021 EUR (€)	Apr. 30, 2021 EUR (€)	Mar. 31, 2021 USD ($)	Feb. 28, 2021 EUR (€)	Feb. 25, 2021 USD ($) $ / shares	Feb. 25, 2021 EUR (€) $ / shares	May 31, 2019 EUR (€)	Mar. 31, 2019 EUR (€)	Feb. 28, 2019 EUR (€)	Jan. 30, 2019 EUR (€)	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2023 EUR (€)	Dec. 31, 2020	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020	May 18, 2023 USD ($)	Dec. 31, 2022 EUR (€) shares	Dec. 01, 2022	Nov. 18, 2022 USD ($)	Jul. 31, 2022
Borrowings (Details) [Line Items]
Bear interest rate													13.00%																			0.75%
Commitment amount	$ 100,000,000
Adjusted percentage	9.75%
Subject to rate percentage	3.891%
Maturity date	Nov. 04, 2026
Proceeds from fund																					$ 46,000,000			$ 46,000,000
Amount withdrawn																					$ 6,000,000			$ 2,000,000
Disbursed amount	$ 15,191,125
Exercisable shares (in Shares) | shares																					1,039,996			9,660					9,660
Price per warrant (in Dollars per share) | $ / shares																					$ 0.01
Liquidity																					$ 575,000,000
Net cash proceeds																					50,000,000
Aggregate amount (in Euro) | €							€ 20,000,000,000,000													€ 8,000,000		€ 2,000,000			€ 1,500,000
Bearing interest rate							5000000.00%								12.00%	12.00%				12.00%				10.00%					10.00%
Aggregate principal amount																					5,969,325
Net proceeds																					5,219,325
KludeIn trust account																					8,000,000
Additional warrants								$ 730,000													1
Fair value																					$ 1,183,335
Warrants exercisable terms																					5 years			10 years					10 years
Bearing interest term																				1 year
Cash (in Euro) | €																				€ 5,000,000
Working capital amount (in Euro) | €																				3,000,000
Cumulative Dividends (in Euro) | €																													€ 1,200,000
Strike price (in Dollars per share) | $ / shares										$ 9.75					$ 6.78									$ 500
Exercisable term																								10 years	10 years
Paying proceeds (in Euro) | €																									€ 1,500,000
Facility amount (in Euro) | €											€ 5,000,000	€ 5,000,000		€ 5,000,000		€ 15,000,000
Subscription rights															$ 1,050,000
Strike price, per share (in Dollars per Share) | $ / shares															730	730
Aggregate amount (in Euro)				$ 2,000,000					€ 300,000							€ 2,500,000
Amortization period																														24 months
Strike price								$ 1,050																$ 500
Warrants									€ 300,000															10,000,000
Deferring interest	2,000,000	$ 1,218,757
Deferred settlement amount		1,218,757
Loss on extinguishment of debt		3,592,122																						2,228,334		$ 466,580
Waived off outstanding balance																								663,092
Debt													$ 2,234,539
Principal payments																															$ 686,690
Loan													$ 1,152,910
Interest accrue percentage													1.00%
Gain on extinguishment of debt													$ 1,173,744											$ (5,157,364)		$ 707,164
Secure commitment										$ 30,000,000
Aggregate margin percentage										6.50%
Financing rate percentage										1.00%
Reference rate										1.00%
Outstanding principal amount										5.56%
Borrowed amount			$ 20,000,000
Total facility cost			30,000,000
Lender fees			3,000,000
Deferred finance cost		1,000,000	$ 1,000,000
Unpaid finance cost		3,000,000
Deferred payment		$ 2,000,000
Aggregate shares (in Shares) | shares																								9,660					9,660
Common stock, price per share (in Dollars per share) | $ / shares																								$ 0.001
Warrant [Member]
Borrowings (Details) [Line Items]
Expired term																								10 years	10 years
KludeIn [Member]
Borrowings (Details) [Line Items]
Working capital loan																					$ 1,225,000
Fair value																					$ 421,900
Minimum [Member]
Borrowings (Details) [Line Items]
Interest bearing rate																							1.46%				1.46%
Repayable range																							7 years				7 years
Repayment of existing debt	34,993,903
Maximum [Member]
Borrowings (Details) [Line Items]
Interest bearing rate																							5.78%				5.78%
Repayable range																							8 years				8 years
Repayment of existing debt	$ 100,000,000
Facility A [Member]
Borrowings (Details) [Line Items]
Drawn amount (in Euro) | €																				€ 5,000,000
Facility B [Member]
Borrowings (Details) [Line Items]
Drawn amount (in Euro) | €																	€ 1,000,000	€ 1,000,000	€ 1,000,000
Term I Advance [Member]
Borrowings (Details) [Line Items]
Maturity date					Dec. 31, 2021
Advance amount													1,139,935
Principal payments					$ 44,000
Term II Advance [Member]
Borrowings (Details) [Line Items]
Maturity date					Aug. 31, 2021
Advance amount													1,094,604
Principal payments					$ 37,000
Paycheck Protection Program Loan [Member]
Borrowings (Details) [Line Items]
Debt													$ 1,163,081
Forecast [Member]
Borrowings (Details) [Line Items]
Bear interest rate																												15.00%
Additional backend fee percentage						1.00%
Additional backend fee (in Euro) | €						€ 133,000
Principal payments																												$ 2,500,000
Financing Agreement [Member]
Borrowings (Details) [Line Items]
Exercisable shares (in Shares) | shares																					1,039,996
Price per warrant (in Dollars per share) | $ / shares																					$ 0.001
Warrants exercisable terms																					10 years
Promissory note [Member]
Borrowings (Details) [Line Items]
Aggregate amount																					$ 1,373,380
KludeIn trust account [Member]
Borrowings (Details) [Line Items]
Cash																					8,000,000
Committed Junior Investments [Member]
Borrowings (Details) [Line Items]
Cash																					8,500,000
Junior Capital Financing Conditions [Member]
Borrowings (Details) [Line Items]
Cash																					$ 8,500,000